Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT	VALUE

CORPORATE BONDS (45.9%)

	Airlines (0.1%)
505,650	UAL Pass Through Trust Series
	2007-1µ
	6.636%, 01/02/24	$538,009
	Communication Services (7.0%)
1,760,000	Altice France, SA*
	7.375%, 05/01/26	1,878,941
1,350,000	Arrow Bidco, LLC*^
	9.500%, 03/15/24	1,352,518
	CenturyLink, Inc.*^
1,240,000	4.000%, 02/15/27µ	1,251,489
500,000	5.125%, 12/15/26	514,990
1,885,000	Cincinnati Bell, Inc.*
	8.000%, 10/15/25	2,009,881
800,000	Consolidated Communications,
	Inc.^
	6.500%, 10/01/22	763,872
	CSC Holdings, LLC*
3,385,000	5.500%, 04/15/27µ	3,602,859
2,300,000	5.750%, 01/15/30	2,474,214
1,605,000	5.500%, 05/15/26µ	1,685,932
810,000	Cumulus Media New Holdings,
	Inc.*^
	6.750%, 07/01/26	855,056
810,000	Diamond Sports Group, LLC /
	Diamond Sports Finance
	Companyµ*
	5.375%, 08/15/26	808,182
6,169,000	Embarq Corp.µ
	7.995%, 06/01/36	6,865,912
	Entercom Media Corp.*^
1,289,000	7.250%, 11/01/24	1,364,709
780,000	6.500%, 05/01/27	836,429
	Frontier Communications Corp.
2,564,000	7.625%, 04/15/24	1,181,491
1,645,000	11.000%, 09/15/25	763,469
1,350,000	10.500%, 09/15/22	615,762
810,000	8.500%, 04/01/26*	831,623
520,000	8.000%, 04/01/27*	543,891
375,000	7.125%, 01/15/23	177,000
270,000	Go Daddy Operating Company,
	LLC / GD Finance Company, Inc.*
	5.250%, 12/01/27	283,640
1,355,000	Gray Television, Inc.*^
	7.000%, 05/15/27	1,478,549
	Hughes Satellite Systems Corp.^
950,000	6.625%, 08/01/26	1,053,346
290,000	5.250%, 08/01/26	315,669
450,000	iHeartCommunications, Inc.^
	8.375%, 05/01/27	490,277
4,850,000	Inmarsat Finance, PLCµ*
	4.875%, 05/15/22	4,911,668
	Intelsat Jackson Holdings, SA^
1,870,000	9.750%, 07/15/25*	1,596,765
1,060,000	8.000%, 02/15/24*	1,087,454
510,000	5.500%, 08/01/23	418,116
1,350,000	LCPR Senior Secured Financing
	DAC*^
	6.750%, 10/15/27	1,431,405
	Netflix, Inc.
835,000	4.875%, 06/15/30µ*	873,435
525,000	4.875%, 04/15/28^	562,233
PRINCIPAL
AMOUNT		VALUE
550,000	SBA Communications Corp.
	4.000%, 10/01/22	$560,192
1,900,000	Scripps Escrow, Inc.*^
	5.875%, 07/15/27	2,001,451
	Sprint Corp.
3,625,000	7.875%, 09/15/23^	3,854,281
1,915,000	7.125%, 06/15/24^	1,981,508
1,355,000	7.625%, 03/01/26^	1,417,005
520,000	7.250%, 02/01/28*	515,060
805,000	Telecom Italia Capital, SA^
	6.000%, 09/30/34	907,082
	Telesat Canada / Telesat, LLC*
878,000	4.875%, 06/01/27^	906,140
525,000	6.500%, 10/15/27	550,174
2,055,000	United States Cellular Corp.µ
	6.700%, 12/15/33	2,329,188
	Windstream Services, LLC /
	Windstream Finance Corp.@
427,000	7.750%, 10/01/21	53,535
179,000	10.500%, 06/30/24*	73,993
550,000	Zayo Group, LLC / Zayo Capital,
	Inc.*
	5.750%, 01/15/27	562,746
		60,593,132
	Consumer Discretionary (8.0%)
	Ashton Woods USA, LLC / Ashton
	Woods Finance Company*
780,000	6.625%, 01/15/28	796,138
611,000	9.875%, 04/01/27	705,100
1,450,000	Beverages & More, Inc.*
	11.500%, 06/15/22	943,066
	Boyd Gaming Corp.
1,375,000	6.000%, 08/15/26	1,462,010
540,000	4.750%, 12/01/27*	550,630
1,350,000	Caesars Resort Collection, LLC /
	CRC Finco, Inc.*^
	5.250%, 10/15/25	1,373,510
	CCO Holdings, LLC / CCO
	Holdings Capital Corp.
3,350,000	5.125%, 05/01/27*	3,510,147
1,880,000	5.000%, 02/01/28*	1,970,437
1,055,000	5.750%, 09/01/23	1,070,208
810,000	Cedar Fair, LP*^
	5.250%, 07/15/29	857,093
	Century Communities, Inc.
1,350,000	6.750%, 06/01/27*^	1,466,404
800,000	5.875%, 07/15/25	841,748
2,225,000	Dana Financing Luxembourg
	Sarl*^
	6.500%, 06/01/26	2,379,448
1,610,000	DISH DBS Corp.^
	7.750%, 07/01/26	1,692,432
2,430,000	Eldorado Resorts, Inc.
	6.000%, 04/01/25	2,548,681
	ESH Hospitality, Inc.*
1,270,000	5.250%, 05/01/25^	1,303,331
540,000	4.625%, 10/01/27µ	540,675
	Ford Motor Credit Company, LLC^
1,400,000	4.063%, 11/01/24	1,446,340
1,250,000	4.134%, 08/04/25µ	1,282,856
1,225,000	3.664%, 09/08/24µ	1,245,421
1,350,000	GLP Capital, LP / GLP Financing
	II, Inc.µ^
	5.250%, 06/01/25	1,512,385

See accompanying Notes to Schedule of Investments

3/2/2020 11:40 AM

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
2,160,000	goeasy, Ltd.µ*
	5.375%, 12/01/24	$2,229,790
1,960,000	Guitar Center, Inc.*
	9.500%, 10/15/21	1,951,856
2,879,000	Hasbro, Inc.
	6.600%, 07/15/28	3,489,031
270,000	Installed Building Products, Inc.*^
	5.750%, 02/01/28	289,225
1,350,000	International Game Technology,
	PLC*^
	6.250%, 01/15/27	1,528,031
2,062,000	L Brands, Inc.µ^
	6.875%, 11/01/35	2,069,712
1,400,000	Lennar Corp.µ
	5.250%, 06/01/26	1,553,223
	M/I Homes, Inc.
1,415,000	5.625%, 08/01/25	1,490,568
780,000	4.950%, 02/01/28*	804,379
	Mattel, Inc.*^
1,350,000	5.875%, 12/15/27	1,422,610
1,230,000	6.750%, 12/31/25	1,320,614
1,255,000	Mclaren Finance, PLC*^
	5.750%, 08/01/22	1,212,763
2,185,000	Meritage Homes Corp.
	7.000%, 04/01/22	2,389,516
540,000	Michaels Stores, Inc.*^
	8.000%, 07/15/27	485,160
1,773,000	Newell Brands, Inc.µ^
	4.200%, 04/01/26	1,852,980
2,800,000	Penske Automotive Group, Inc.
	5.375%, 12/01/24	2,877,112
	Rite Aid Corp.
2,395,000	6.125%, 04/01/23*	2,183,378
1,380,000	7.700%, 02/15/27^	1,130,248
790,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	767,971
540,000	Service Corp. International^
	5.125%, 06/01/29	576,507
	Sirius XM Radio, Inc.µ*
1,350,000	5.500%, 07/01/29	1,457,656
1,350,000	4.625%, 07/15/24^	1,403,521
1,350,000	Speedway Motorsports, LLC /
	Speedway Funding II, Inc.*
	4.875%, 11/01/27	1,367,678
810,000	Taylor Morrison Communities,
	Inc.µ*
	5.750%, 01/15/28	886,780
1,350,000	Twin River Worldwide Holdings,
	Inc.*
	6.750%, 06/01/27	1,430,960
444,962	US Airways Pass Through Trust
	Series 2012-2, Class B
	6.750%, 12/03/22	467,319
1,045,000	VOC Escrow, Ltd.µ*^
	5.000%, 02/15/28	1,088,989
		69,225,637
	Consumer Staples (2.1%)
1,380,000	Albertsons Companies, LLC /
	Safeway, Inc. / New Albertsons,
	LP / Albertson's, LLC
	5.750%, 03/15/25	1,434,110
795,000	Dean Foods Company*@
	6.500%, 03/15/23	153,236
800,000	Energizer Holdings, Inc.*^
	6.375%, 07/15/26	852,736
PRINCIPAL
AMOUNT		VALUE
1,265,000	Fresh Market, Inc.*
	9.750%, 05/01/23	$621,064
	JBS USA LUX, SA / JBS USA
	Finance, Inc.*^
3,065,000	5.875%, 07/15/24	3,154,866
1,830,000	6.750%, 02/15/28	2,033,386
	JBS USA LUX, SA / JBS USA
	Food Company / JBS USA
	Finance, Inc.*
1,080,000	5.500%, 01/15/30^	1,172,691
429,000	6.500%, 04/15/29µ	480,656
	New Albertson's, Inc.
672,000	7.750%, 06/15/26	727,484
270,000	8.000%, 05/01/31	295,086
	Pilgrim's Pride Corp.*
1,525,000	5.875%, 09/30/27	1,623,523
520,000	5.750%, 03/15/25	536,406
	Post Holdings, Inc.*
1,350,000	5.750%, 03/01/27	1,426,734
405,000	5.500%, 12/15/29^	430,634
260,000	5.625%, 01/15/28^	276,375
1,060,000	Simmons Foods, Inc.*^
	7.750%, 01/15/24	1,136,887
	Vector Group, Ltd.*
1,430,000	6.125%, 02/01/25µ	1,425,924
535,000	10.500%, 11/01/26	561,215
		18,343,013
	Energy (4.4%)
810,000	Apergy Corp.
	6.375%, 05/01/26	859,633
806,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	529,147
	Buckeye Partners, LP^
810,000	3.950%, 12/01/26	803,941
545,000	5.850%, 11/15/43	518,431
1,071,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	406,969
2,320,000	California Resources Corp.*
	8.000%, 12/15/22	792,036
1,365,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	507,173
1,040,000	Cheniere Energy Partners, LPµ
	5.625%, 10/01/26	1,092,624
669,000	Chesapeake Energy Corp.*^
	11.500%, 01/01/25	543,984
1,590,000	DCP Midstream Operating, LP*"
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	1,474,876
	Denbury Resources, Inc.
1,225,000	7.750%, 02/15/24*	986,529
505,000	9.250%, 03/31/22*	444,718
302,000	5.500%, 05/01/22	184,860
580,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	473,938
800,000	eG Global Finance, PLC*
	6.750%, 02/07/25	811,684
	Energy Transfer Operating, LP
2,350,000	4.781%, 11/01/66µ"
	3 mo. USD LIBOR + 3.02%	1,926,166
2,100,000	5.875%, 01/15/24µ^	2,348,451
290,000	5.500%, 06/01/27^	332,357
	EnLink Midstream Partners, LP
1,305,000	4.850%, 07/15/26µ	1,207,549
1,300,000	6.000%, 12/15/22"
	3 mo. USD LIBOR + 4.11%	909,812

See accompanying Notes to Schedule of Investments

3/2/2020 11:40 AM

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	EP Energy, LLC / Everest
	Acquisition Finance, Inc.*@
950,000	9.375%, 05/01/24	$28,999
658,000	7.750%, 05/15/26	446,061
	Genesis Energy, LP / Genesis
	Energy Finance Corp.
1,340,000	6.500%, 10/01/25^	1,316,570
1,300,000	6.250%, 05/15/26	1,242,807
	Gulfport Energy Corp.
1,300,000	6.375%, 05/15/25	658,463
725,000	6.000%, 10/15/24^	407,142
270,000	Hess Midstream Partners, LP*^
	5.125%, 06/15/28	279,897
361,000	HighPoint Operating Corp.^
	7.000%, 10/15/22	342,757
260,000	Holly Energy Partners, LP / Holly
	Energy Finance Corp.*
	5.000%, 02/01/28	264,042
515,000	Laredo Petroleum, Inc.^
	10.125%, 01/15/28	459,640
1,750,000	Lonestar Resources America,
	Inc.*
	11.250%, 01/01/23	1,146,451
1,375,000	Magnolia Oil & Gas Operating,
	LLC / Magnolia Oil & Gas Finance
	Corp.*^
	6.000%, 08/01/26	1,426,336
2,172,000	McDermott Technologies
	Americas, Inc. / McDermott
	Technology U.S., Inc.*@
	10.625%, 05/01/24	289,169
	Moss Creek Resources Holdings,
	Inc.*
540,000	10.500%, 05/15/27^	434,041
495,000	7.500%, 01/15/26	368,622
550,000	Murphy Oil Corp.µ^
	5.875%, 12/01/27	564,938
485,000	Nine Energy Service, Inc.*^
	8.750%, 11/01/23	410,485
695,000	Oasis Petroleum, Inc.*^
	6.250%, 05/01/26	531,619
1,350,000	Par Petroleum, LLC / Par
	Petroleum Finance Corp.*
	7.750%, 12/15/25	1,399,808
810,000	Parkland Fuel Corp.*^
	5.875%, 07/15/27	860,382
1,040,000	Plains All American Pipeline,
	LPµ"
	6.125%, 11/15/22
	3 mo. USD LIBOR + 4.11%	972,889
1,060,000	SESI, LLC
	7.750%, 09/15/24	662,617
520,000	SM Energy Company^
	6.750%, 09/15/26	474,539
825,000	Targa Resources Partners, LP /
	Targa Resources Partners
	Finance Corp.^
	6.500%, 07/15/27	902,373
	Transocean, Inc.*^
745,000	7.500%, 01/15/26	696,709
525,000	8.000%, 02/01/27	488,426
1,300,000	Vine Oil & Gas, LP / Vine Oil &
	Gas Finance Corp.*
	8.750%, 04/15/23	672,295
550,000	Viper Energy Partners, LP*^
	5.375%, 11/01/27	574,115
PRINCIPAL
AMOUNT		VALUE
1,505,000	W&T Offshore, Inc.*
	9.750%, 11/01/23	$ 1,427,876
496,000	Weatherford International, Ltd.*
	11.000%, 12/01/24	527,347
1,025,000	Whiting Petroleum Corp.^
	6.625%, 01/15/26	578,853
38,011,146
	Financials (7.8%)
3,437,000	Acrisure, LLC / Acrisure Finance,
	Inc.*
	7.000%, 11/15/25	3,380,685
65,000	AG Issuer, LLC*
	6.250%, 03/01/28	6,045
2,250,000	Alliant Holdings Intermediate, LLC
	/ Alliant Holdings Co-Issuer*
	6.750%, 10/15/27	2,370,533
1,724,000	Ally Financial, Inc.
	8.000%, 11/01/31	2,440,201
2,125,000	Amwins Group, Inc.*
	7.750%, 07/01/26	2,324,697
3,010,000	Ardonagh Midco 3, PLC*^
	8.625%, 07/15/23	3,090,337
2,385,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	2,429,445
725,000	Bank of America Corp.^"
	4.300%, 01/28/25
	3 mo. USD LIBOR + 2.66%	725,460
1,835,000	Brookfield Property REIT, Inc. /
	BPR Cumulus, LLC / BPR
	Nimbus, LLC / GGSI Sellco,
	LLCµ*
	5.750%, 05/15/26	1,918,447
	Credit Acceptance Corp.µ*
1,335,000	6.625%, 03/15/26^	1,447,754
1,045,000	5.125%, 12/31/24	1,093,274
1,350,000	Donnelley Financial Solutions,
	Inc.^
	8.250%, 10/15/24	1,408,199
1,241,000	Global Aircraft Leasing Company,
	Ltd.*
	6.500%, 09/15/24
	7.250% PIK rate	1,272,342
1,688,000	Greystar Real Estate Partners,
	LLC*
	5.750%, 12/01/25	1,752,228
810,000	HAT Holdings I, LLC / HAT
	Holdings II, LLCµ*^
	5.250%, 07/15/24	853,448
4,580,000	HUB International, Ltd.*
	7.000%, 05/01/26	4,737,758
	Icahn Enterprises, LP / Icahn
	Enterprises Finance Corp.*
1,285,000	5.250%, 05/15/27µ	1,289,857
257,000	4.750%, 09/15/24^	263,404
2,090,000	ILFC E-Capital Trust II*^"
	4.150%, 12/21/65
	3 mo. USD LIBOR + 1.80%	1,729,141
2,390,000	Iron Mountain, Inc.µ*
	5.250%, 03/15/28	2,501,625
	Jefferies Finance, LLC / JFIN Co-
	Issuer Corp.*
3,475,000	7.250%, 08/15/24	3,585,418
1,350,000	6.250%, 06/03/26µ	1,422,495

See accompanying Notes to Schedule of Investments

3/2/2020 11:40 AM

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL			PRINCIPAL
AMOUNT		VALUE	AMOUNT		VALUE
	Ladder Capital Finance Holdings		843,000	Hill-Rom Holdings, Inc.*^
	LLLP / Ladder Capital Finance			4.375%, 09/15/27	$863,443
	Corp.µ*		2,530,000	Magellan Health, Inc.µ
1,250,000	5.250%, 10/01/25	$1,291,331		4.900%, 09/22/24	2,639,625
263,000	4.250%, 02/01/27	262,754		Mallinckrodt International Finance,
1,125,000	Level 3 Financing, Inc.			SA / Mallinckrodt CB, LLC*
	5.375%, 05/01/25	1,162,569	1,785,000	5.625%, 10/15/23	705,664
2,500,000	LPL Holdings, Inc.*		775,000	4.875%, 04/15/20	630,265
	5.750%, 09/15/25	2,613,763	1,875,000	Par Pharmaceutical, Inc.*^
2,250,000	MetLife, Inc.µ			7.500%, 04/01/27	1,908,244
	6.400%, 12/15/66	2,821,433	1,103,000	Team Health Holdings, Inc.*^
1,714,000	Nationstar Mortgage, LLC /			6.375%, 02/01/25	650,803
	Nationstar Capital Corp.			Tenet Healthcare Corp.
	6.500%, 07/01/21	1,714,720	2,465,000	6.250%, 02/01/27*^	2,613,146
	Navient Corp.		1,475,000	4.625%, 07/15/24µ^	1,515,400
1,820,000	5.000%, 03/15/27^	1,817,252	1,420,000	6.875%, 11/15/31	1,468,074
1,105,000	6.750%, 06/25/25^	1,209,262	1,350,000	4.875%, 01/01/26µ*	1,394,793
690,000	6.500%, 06/15/22	738,745	1,635,000	Teva Pharmaceutical Finance
1,160,000	NexBank Capital, Inc.*"			Company, BV^
	6.375%, 09/30/27			2.950%, 12/18/22	1,579,631
	3 mo. USD LIBOR + 4.59%	1,188,113		Teva Pharmaceutical Finance
1,350,000	Radian Group, Inc.µ			Netherlands III, BV^
	4.875%, 03/15/27	1,428,354	3,560,000	2.800%, 07/21/23	3,325,503
1,375,000	Simmons First National Corp."		2,105,000	6.000%, 04/15/24	2,146,942
	5.000%, 04/01/28		337,000	2.200%, 07/21/21	332,514
	3 mo. USD LIBOR + 2.15%	1,433,685	2,535,000	West Street Merger Sub, Inc.*^
	Springleaf Finance Corp.			6.375%, 09/01/25	2,507,318
1,763,000	6.875%, 03/15/25^	1,999,471			47,604,817
1,350,000	7.125%, 03/15/26	1,553,634

270,000	6.625%, 01/15/28µ	305,042		Industrials (6.4%)
1,300,000	Starwood Property Trust, Inc.µ^		1,600,000	ACCO Brands Corp.*^
	4.750%, 03/15/25	1,360,840
				5.250%, 12/15/24	1,666,280
730,000	Towne Bank"
				Albertsons Companies, Inc. /
	4.500%, 07/30/27
				Safeway, Inc. / New Albertsons,
	3 mo. USD LIBOR + 2.55%	726,908
				LP / Albertsons, LLC*
470,000	Tronox Finance, PLC*^
			1,300,000	4.625%, 01/15/27^	1,318,629
	5.750%, 10/01/25	470,244
			1,040,000	4.875%, 02/15/30	1,069,271
	VICI Properties, LP / VICI Note
				Allison Transmission, Inc.*
	Company, Inc.*
			925,000	4.750%, 10/01/27µ	963,244
1,041,000	3.750%, 02/15/27	1,046,314
			580,000	5.000%, 10/01/24µ^	593,819
572,000	4.625%, 12/01/29^	598,598
			270,000	5.875%, 06/01/29^	295,326
520,000	4.125%, 08/15/30	528,411
			520,000	American Airlines Group, Inc.*^

		68,314,236		5.000%, 06/01/22	541,154
	Health Care (5.5%)		1,550,000	Arconic, Inc.^
				5.125%, 10/01/24	1,674,465

2,485,000	Acadia Healthcare Company, Inc.		2,650,000	ARD Finance, SA*
	5.625%, 02/15/23	2,523,580		6.500%, 06/30/27
2,935,000	Bausch Health Americas, Inc.*			7.250% PIK rate	2,741,995
	8.500%, 01/31/27	3,320,762		Avolon Holdings Funding, Ltd.µ*
	Centene Corp.*		540,000	5.250%, 05/15/24	595,463
1,080,000	4.250%, 12/15/27^	1,129,156	500,000	2.875%, 02/15/25^	504,255
810,000	4.625%, 12/15/29µ	874,205	1,325,000	Beacon Roofing Supply, Inc.*^
	CHS/Community Health Systems,			4.875%, 11/01/25	1,319,667
	Inc.^			Cascades Inc/Cascades USA,
4,321,000	8.125%, 06/30/24*	3,894,301		Inc.*
1,180,000	8.000%, 03/15/26*	1,232,935	810,000	5.125%, 01/15/26^	840,023
815,000	6.250%, 03/31/23	830,314	540,000	5.375%, 01/15/28µ	559,103
2,945,000	DaVita, Inc.^			Covanta Holding Corp.
	5.125%, 07/15/24	3,013,560	1,525,000	5.875%, 03/01/24	1,556,552
1,565,000	Endo DAC / Endo Finance, LLC /		310,000	5.875%, 07/01/25^	322,440
	Endo Finco, Inc.*^		1,325,000	Delphi Technologies, PLC*^
	6.000%, 07/15/23	1,196,888		5.000%, 10/01/25	1,468,617
	HCA, Inc.		500,000	EnerSysµ*
3,265,000	5.375%, 02/01/25^	3,651,347		4.375%, 12/15/27	500,660
1,305,000	7.500%, 11/06/33	1,656,404	2,485,000	Fly Leasing, Ltd.
				5.250%, 10/15/24	2,585,357

See accompanying Notes to Schedule of Investments

3/2/2020 11:40 AM

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
260,000	GFL Environmental, Inc.*^
	5.125%, 12/15/26	$268,891
	Golden Nugget, Inc.*
1,480,000	6.750%, 10/15/24	1,522,350
1,000,000	8.750%, 10/01/25^	1,054,900
535,000	Granite Holdings US Acquisition
	Company*
	11.000%, 10/01/27	561,100
675,000	Graphic Packaging International,
	LLCµ*^
	4.750%, 07/15/27	731,011
1,320,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	1,394,758
2,005,000	H&E Equipment Services, Inc.^
	5.625%, 09/01/25	2,099,546
1,350,000	Herc Holdings, Inc.*
	5.500%, 07/15/27	1,411,526
	Hertz Corp.*
1,080,000	6.000%, 01/15/28^	1,090,535
674,000	7.625%, 06/01/22	698,834
1,319,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	1,353,498
825,000	KeHE Distributors, LLC / KeHE
	Finance Corp.*
	8.625%, 10/15/26	876,901
2,053,000	Meritor, Inc.
	6.250%, 02/15/24	2,105,844
650,000	Moog, Inc.µ*
	4.250%, 12/15/27	669,276
1,300,000	Nationstar Mortgage Holdings,
	Inc.*
	6.000%, 01/15/27	1,324,219
920,000	Navistar International Corp.*
	6.625%, 11/01/25	965,715
1,040,000	Novelis Corp.*^
	4.750%, 01/30/30	1,045,200
1,760,000	Park-Ohio Industries, Inc.^
	6.625%, 04/15/27	1,792,991
535,000	Patrick Industries, Inc.*
	7.500%, 10/15/27	583,669
805,000	Scientific Games International,
	Inc.*^
	5.000%, 10/15/25	828,892
	Station Casinos, LLC*
1,342,000	5.000%, 10/01/25^	1,377,187
910,000	4.500%, 02/15/28	908,280
850,000	Tennant Company
	5.625%, 05/01/25	890,872
1,400,000	TransDigm UK Holdings, PLC^
	6.875%, 05/15/26	1,497,923
	TransDigm, Inc.
1,360,000	6.250%, 03/15/26*^	1,470,500
815,000	7.500%, 03/15/27	892,991
	United Rentals North America,
	Inc.
1,075,000	4.875%, 01/15/28^	1,122,843
1,000,000	5.875%, 09/15/26	1,067,840
540,000	6.500%, 12/15/26µ	588,254
655,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	675,354
1,350,000	XPO Logistics, Inc.*^
	6.750%, 08/15/24	1,464,595
		55,452,615
PRINCIPAL
AMOUNT		VALUE
	Information Technology (1.0%)
540,000	CDK Global, Inc.µ*
	5.250%, 05/15/29	$581,237
1,225,000	CommScope Technologies, LLC*^
	6.000%, 06/15/25	1,171,565
2,465,000	Dell International, LLC / EMC
	Corp.µ*^
	6.020%, 06/15/26	2,880,550
520,000	Fair Isaac Corp.*^
	4.000%, 06/15/28	530,049
1,615,000	Harland Clarke Holdings Corp.*
	8.375%, 08/15/22	1,406,584
520,000	IQVIA, Inc.µ*
	5.000%, 05/15/27	548,928
810,000	MTS Systems Corp.*
	5.750%, 08/15/27	855,344
715,000	PTC, Inc.*
	4.000%, 02/15/28	725,439
		8,699,696
	Materials (2.0%)
1,730,000	Alcoa Nederland Holding, BVµ*^
	7.000%, 09/30/26	1,879,161
500,000	Allegheny Technologies, Inc.^
	5.875%, 12/01/27	510,680
805,000	ArcelorMittal, SA^
	7.000%, 10/15/39	1,022,101
2,015,000	Ardagh Packaging Finance, PLC /
	Ardagh Holdings USA, Inc.*
	6.000%, 02/15/25	2,106,360
530,000	Baffinland Iron Mines Corp. /
	Baffinland Iron Mines, LP*
	8.750%, 07/15/26	551,796
267,000	Compass Minerals International,
	Inc.*
	6.750%, 12/01/27	286,468
	First Quantum Minerals, Ltd.*
818,000	7.000%, 02/15/21	819,227
700,000	7.250%, 04/01/23^	696,717
	Freeport-McMoRan, Inc.
700,000	5.000%, 09/01/27^	727,458
520,000	5.450%, 03/15/43	530,496
1,000,000	INEOS Group Holdings, SA*^
	5.625%, 08/01/24	1,026,485
800,000	JW Aluminum Continuous Cast
	Company*
	10.250%, 06/01/26	838,596
815,000	Kaiser Aluminum Corp.*^
	4.625%, 03/01/28	831,907
270,000	Mineral Resources, Ltd.*
	8.125%, 05/01/27	295,118
1,215,000	New Gold, Inc.*
	6.375%, 05/15/25	1,146,802
270,000	Norbord, Inc.*^
	5.750%, 07/15/27	283,859
2,215,000	PBF Holding Company, LLC /
	PBF Finance Corp.
	7.250%, 06/15/25	2,358,731
1,080,000	Silgan Holdings, Inc.µ*
	4.125%, 02/01/28	1,079,147
807,000	Univar Solutions USA, Inc.*
	5.125%, 12/01/27	840,200
		17,831,309

See accompanying Notes to Schedule of Investments

3/2/2020 11:40 AM

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
	Real Estate (0.7%)
1,325,000	CBL & Associates, LP^
	5.250%, 12/01/23	$801,393
1,350,000	Forestar Group, Inc.*
	8.000%, 04/15/24	1,473,309
2,185,000	MPT Operating Partnership, LP /
	MPT Finance Corp.µ
	5.000%, 10/15/27	2,306,235
1,350,000	Service Properties Trustµ^
	4.350%, 10/01/24	1,422,866
		6,003,803
	Utilities (0.9%)
780,000	Calpine Corp.µ*
	4.500%, 02/15/28	774,111
270,000	NextEra Energy Operating
	Partners, LPµ*^
	4.250%, 07/15/24	281,880
350,000	NGPL PipeCo, LLC*^
	4.875%, 08/15/27	380,301
	NRG Energy, Inc.^
800,000	5.750%, 01/15/28	862,704
520,000	6.625%, 01/15/27	559,556
1,834,000	PPL Capital Funding, Inc.µ^"
	4.626%, 03/30/67
	3 mo. USD LIBOR + 2.67%	1,794,762
	Talen Energy Supply, LLC*
540,000	10.500%, 01/15/26	480,381
270,000	7.250%, 05/15/27^	277,297
1,300,000	TerraForm Power Operating,
	LLC*^
	5.000%, 01/31/28	1,409,941
1,130,000	Vistra Energy Corp.*
	8.125%, 01/30/26	1,208,388
		8,029,321
	TOTAL CORPORATE BONDS
	(Cost $402,820,958)	398,646,734
CONVERTIBLE BONDS (72.9%)
	Communication Services (9.2%)
8,750,000	GCI Liberty, Inc.*
	1.750%, 09/30/46	12,661,950
8,150,000	IAC Financeco 3, Inc.*
	2.000%, 01/15/30	9,435,988
523,000	Intelsat, SA
	4.500%, 06/15/25	226,080
	Liberty Media Corp.
9,499,000	1.375%, 10/15/23	12,818,378
7,128,000	2.750%, 12/01/49*^	7,442,844
5,900,000	2.250%, 09/30/46	3,416,336
2,070,000	2.250%, 12/01/48*	2,417,708
3,000,000	Liberty Media Corp. / Liberty
	Formula One
	1.000%, 01/30/23	4,030,560
1,765,000	Live Nation Entertainment, Inc.*
	2.000%, 02/15/25	1,767,824
4,000,000	Sea, Ltd.*
	1.000%, 12/01/24	4,648,160
8,000,000	Snap, Inc.*
	0.750%, 08/01/26	8,941,160
4,250,000	Twitter, Inc.^
	0.250%, 06/15/24	4,176,518
PRINCIPAL
AMOUNT		VALUE
8,100,000	Zynga, Inc.*
	0.250%, 06/01/24	$ 8,323,398
80,306,904
	Consumer Discretionary (11.8%)
16,750,000	Booking Holdings, Inc.^
	0.900%, 09/15/21	18,413,777
2,594,000	Chegg, Inc.*
	0.125%, 03/15/25	2,785,671
	DISH Network Corp.
11,870,000	2.375%, 03/15/24	10,939,214
4,250,000	3.375%, 08/15/26	4,141,242
	Etsy, Inc.
4,000,000	0.125%, 10/01/26*^	3,739,380
1,500,000	0.000%, 03/01/23	2,249,205
4,100,000	Guess, Inc.*
	2.000%, 04/15/24	4,451,083
	Liberty Interactive, LLC
1,350,000	3.750%, 02/15/30~	945,898
1,266,438	4.000%, 11/15/29	893,757
6,000,000	NIO, Inc.*
	4.500%, 02/01/24	3,495,000
7,250,000	RH*^
	0.000%, 09/15/24	8,444,329
13,750,000	Tesla, Inc.
	2.000%, 05/15/24	30,274,131
8,250,000	Wayfair, Inc.*
	1.000%, 08/15/26	7,514,059
4,000,000	Winnebago Industries, Inc.*
	1.500%, 04/01/25	4,423,520
		102,710,266
	Energy (2.4%)
452,000	Denbury Resources, Inc.*
	6.375%, 12/31/24	280,800
2,932,000	Helix Energy Solutions Group, Inc.
	4.125%, 09/15/23	3,531,785
5,750,000	Nabors Industries, Inc.
	0.750%, 01/15/24	4,014,420
5,741,000	Oil States International, Inc.
	1.500%, 02/15/23	4,722,776
5,150,000	PDC Energy, Inc.
	1.125%, 09/15/21	4,849,111
	SunEdison, Inc.@
10,545,000	0.250%, 01/15/20*	184,116
1,027,000	2.000%, 10/01/18	18,501
3,250,000	Transocean, Inc.^
	0.500%, 01/30/23	2,741,343
		20,342,852
	Financials (2.0%)
4,581,000	Hope Bancorp, Inc.
	2.000%, 05/15/38	4,299,154
7,500,000	JPMorgan Chase Bank, N.A.
	0.000%, 12/30/20	8,495,663
1,350,000	Prospect Capital Corp.^
	4.950%, 07/15/22	1,400,031
3,000,000	Starwood Property Trust, Inc.^
	4.375%, 04/01/23	3,151,200
		17,346,048
	Health Care (11.9%)
10,875,000	BioMarin Pharmaceutical, Inc.^
	1.500%, 10/15/20	11,621,025

See accompanying Notes to Schedule of Investments

3/2/2020 11:40 AM

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
3,000,000	CONMED Corp.*^
	2.625%, 02/01/24	$3,858,435
3,750,000	DexCom, Inc.
	0.750%, 12/01/23	5,962,650
7,500,000	Exact Sciences Corp.^
	0.375%, 03/15/27	8,472,375
2,950,000	Flexion Therapeutics, Inc.
	3.375%, 05/01/24	2,999,206
5,500,000	Illumina, Inc.^
	0.500%, 06/15/21	6,890,098
2,000,000	Insmed, Inc.
	1.750%, 01/15/25	1,877,370
15,000,000	Insulet Corp.*^
	0.375%, 09/01/26	16,854,375
7,500,000	Invitae Corp.*
	2.000%, 09/01/24	7,472,437
7,545,000	Ionis Pharmaceuticals, Inc.*
	0.125%, 12/15/24	7,568,691
3,000,000	Neurocrine Biosciences, Inc.
	2.250%, 05/15/24	4,350,330
4,475,000	NuVasive, Inc.
	2.250%, 03/15/21	5,905,702
7,085,000	Repligen Corp.
	0.375%, 07/15/24	7,943,348
2,500,000	Sarepta Therapeutics, Inc.
	1.500%, 11/15/24	4,441,875
4,100,000	Tabula Rasa HealthCare, Inc.*
	1.750%, 02/15/26	4,558,503
1,450,000	Teladoc Health, Inc.^
	1.375%, 05/15/25	2,957,797
		103,734,217
	Industrials (1.8%)
4,250,000	Air Transport Services Group, Inc.
	1.125%, 10/15/24	4,046,064
4,150,000	Atlas Air Worldwide Holdings,
	Inc.^
	1.875%, 06/01/24	3,457,821
3,250,000	Chart Industries, Inc.*
	1.000%, 11/15/24	4,131,969
3,188,000	FTI Consulting, Inc.
	2.000%, 08/15/23	4,204,063
		15,839,917
	Information Technology (32.2%)
6,850,000	8x8, Inc.*
	0.500%, 02/01/24	6,917,644
1,660,000	Advanced Micro Devices, Inc.
	2.125%, 09/01/26	9,814,634
7,668,000	Akamai Technologies, Inc.^
	0.125%, 05/01/25	8,845,306
	Alteryx, Inc.*
4,445,000	0.500%, 08/01/24	4,764,862
4,000,000	1.000%, 08/01/26	4,314,940
8,750,000	Coupa Software, Inc.*^
	0.125%, 06/15/25	11,003,344
4,000,000	CyberArk Software, Ltd.*
	0.000%, 11/15/24	4,471,720
4,250,000	DocuSign, Inc.^
	0.500%, 09/15/23	5,470,239
6,250,000	Envestnet, Inc.
	1.750%, 06/01/23	8,061,781
4,000,000	Everbridge, Inc.*
	0.125%, 12/15/24	4,252,740
6,000,000	Guidewire Software, Inc.
	1.250%, 03/15/25	7,147,500
PRINCIPAL
AMOUNT		VALUE
6,800,000	II-VI, Inc.
	0.250%, 09/01/22	$6,958,644
9,100,000	Inphi Corp.
	0.750%, 09/01/21	13,148,271
7,750,000	Lumentum Holdings, Inc.*
	0.500%, 12/15/26	8,189,968
18,000,000	Microchip Technology, Inc.~
	1.625%, 02/15/27	24,006,960
4,000,000	MongoDB, Inc.*
	0.250%, 01/15/26	4,319,180
8,000,000	Okta, Inc.*
	0.125%, 09/01/25	8,116,680
	ON Semiconductor Corp.
6,472,000	1.000%, 12/01/20	8,490,908
5,750,000	1.625%, 10/15/23^	7,673,921
17,250,000	Palo Alto Networks, Inc.^
	0.750%, 07/01/23	19,178,291
15,000,000	Proofpoint, Inc.*
	0.250%, 08/15/24	15,956,775
4,000,000	Q2 Holdings, Inc.*^
	0.750%, 06/01/26	4,824,180
2,419,000	Rapid7, Inc.^
	1.250%, 08/01/23	3,746,886
3,250,000	Silicon Laboratories, Inc.
	1.375%, 03/01/22	3,911,391
16,875,000	Splunk, Inc.~
	0.500%, 09/15/23	20,658,291
11,750,000	Square, Inc.^
	0.500%, 05/15/23	14,181,604
2,250,000	Twilio, Inc.^
	0.250%, 06/01/23	4,121,741
6,250,000	Viavi Solutions, Inc.
	1.750%, 06/01/23	7,525,938
6,500,000	Wix.com, Ltd.^
	0.000%, 07/01/23	8,068,255
10,500,000	Workday, Inc.
	0.250%, 10/01/22	14,382,217
4,750,000	Zendesk, Inc.^
	0.250%, 03/15/23	7,082,749
		279,607,560
	Real Estate (1.1%)
3,250,000	Extra Space Storage, LP*
	3.125%, 10/01/35	3,964,724
4,000,000	IH Merger Sub, LLC
	3.500%, 01/15/22	5,601,280
		9,566,004
	Utilities (0.5%)
4,250,000	NRG Energy, Inc.^
	2.750%, 06/01/48	4,679,611
	TOTAL CONVERTIBLE BONDS
	(Cost $615,097,693)	634,133,379

BANK LOANS (6.3%)

	Communication Services (1.6%)
395,336	Charter Communications
	Operating, LLC "
	3.400%, 04/30/25
	1 mo. LIBOR + 1.75%	397,993
1,296,750	Clear Channel Outdoor Holdings,
	Inc. !
	0.000%, 08/21/26	1,303,843

See accompanying Notes to Schedule of Investments

3/2/2020 11:40 AM

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
822,938	CommScope, Inc. "
	4.895%, 04/06/26
	1 mo. LIBOR + 3.25%	$823,794
548,625	CSC Holdings, LLC "
	4.176%, 04/15/27
	1 mo. LIBOR + 2.50%	551,711
822,938	Cumulus Media New Holdings,
	Inc. "
	5.395%, 03/31/26
	1 mo. LIBOR + 3.75%	830,636
1,353,061	Frontier Communications Corp. "
	5.400%, 06/15/24
	1 mo. LIBOR + 3.75%	1,368,655
1,937,533	iHeartCommunications, Inc. "
	5.781%, 05/01/26
	1 mo. LIBOR + 4.00%	1,942,619
1,050,000	iHeartCommunications, Inc. !
	0.000%, 05/01/26	1,050,000
2,444,090	Intelsat Jackson Holdings, SA
	6.625%, 01/02/24	2,475,081
1,150,000	Intelsat Jackson Holdings, SA "
	6.305%, 01/02/24
	6 mo. LIBOR + 4.50%	1,164,375
1,340,000	Terrier Media Buyer, Inc. "
	6.148%, 12/17/26
	3 mo. LIBOR + 4.25%	1,353,065
471,365	Zayo Group, LLC / Zayo Capital,
	Inc. "
	3.645%, 01/19/21
	1 mo. LIBOR + 2.00%	472,138
		13,733,910
	Consumer Discretionary (1.0%)
1,034,737	Michaels Stores, Inc. "
	4.153%, 01/30/23
	1 mo. LIBOR + 2.50%	1,001,885
3,660,841	PetSmart, Inc. "
	5.670%, 03/11/22
	1 mo. LIBOR + 4.00%	3,657,656
1,935,138	Staples, Inc. "
	6.781%, 04/16/26
	1 mo. LIBOR + 5.00%	1,905,462
2,338,182	Weight Watchers International,
	Inc. "
	6.720%, 11/29/24
	3 mo. LIBOR + 4.75%	2,341,841
		8,906,844
	Energy (0.4%)
725,000	Buckeye Partners, LP "
	4.531%, 11/01/26
	1 mo. LIBOR + 2.75%	732,402
800,000	Epic Crude Services, LP "
	7.040%, 03/02/26
	6 mo. LIBOR + 5.00%	778,000
1,354,358	McDermott Technology Americas,
	Inc. "
	6.945%, 05/09/25
	3 mo. LIBOR + 5.00%	848,166
323,895	McDermott Technology Americas,
	Inc. "
	7.484%, 10/21/21
	3 mo. LIBOR + 10.00%	352,236
PRINCIPAL
AMOUNT		VALUE
1,210,000	Par Pacific Holdings, Inc. "
8.600%, 01/12/26
	3 mo. LIBOR + 6.75%	$ 1,219,075
3,929,879
	Financials (0.4%)
2,435,000	Connect Finco Sarl !
	0.000%, 12/11/26	2,454,212
691,188	GLP Financing, LLC "
	3.281%, 04/28/21
	1 mo. LIBOR + 1.50%	690,324
286,729	Level 3 Financing, Inc. "
	3.395%, 03/01/27
	1 mo. LIBOR + 1.75%	286,514
218,104	MGM Growth Properties
	Operating Partnership LP "
	3.566%, 03/21/25
	1 mo. LIBOR + 2.00%	218,902
		3,649,952
	Health Care (1.4%)
2,585,018	Amneal Pharmaceuticals, LLC "
	5.188%, 05/04/25
	1 mo. LIBOR + 3.50%	2,376,071
2,288,568	Bausch Health Cos., Inc. "
	4.670%, 06/02/25
	1 mo. LIBOR + 3.00%	2,300,732
858,279	Bausch Health Cos., Inc. "
	4.420%, 11/27/25
	1 mo. LIBOR + 2.75%	862,335
1,740,991	Gentiva Health Services, Inc. "
	5.069%, 07/02/25
	3 mo. LIBOR + 3.25%	1,749,696
321,738	HCA, Inc. "
	3.395%, 03/13/25
	1 mo. LIBOR + 1.75%	323,874
1,128,785	Mallinckrodt International Finance,
	SA "
	4.695%, 09/24/24
	3 mo. LIBOR + 2.75%	948,603
1,302,750	Ortho Clinical Diagnostics, SA "
	5.013%, 06/30/25
	1 mo. LIBOR + 3.25%	1,291,351
2,419,462	Team Health Holdings, Inc. "
	4.395%, 02/06/24
	1 mo. LIBOR + 2.75%	1,946,530
		11,799,192
	Industrials (1.0%)
535,000	Allsup's Convenience Stores, Inc.
	"
	7.910%, 11/18/24
	1 mo. LIBOR + 6.25%	537,675
1,890,500	Berry Global, Inc. "
	3.781%, 07/01/26
	1 mo. LIBOR + 2.00%	1,901,134
1,070,000	Dun & Bradstreet Corp. "
	6.661%, 02/06/26
	1 mo. LIBOR + 5.00%	1,077,624
812,963	Granite Holdings US Acquisition
	Co. "
	7.211%, 09/30/26
	3 mo. LIBOR + 5.25%	813,979
1,364,557	Navistar International Corp. "
	5.170%, 11/06/24
	1 mo. LIBOR + 3.50%	1,370,356

See accompanying Notes to Schedule of Investments

3/2/2020 11:40 AM

Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE
657,993	RegionalCare Hospital Partners
	Holdings, Inc. "
	5.395%, 11/17/25
	1 mo. LIBOR + 3.75%	$662,217
1,725,000	Scientific Games International,
	Inc. !
	0.000%, 08/14/24	1,722,844
272,917	TransDigm, Inc. "
	4.145%, 06/09/23
	1 mo. LIBOR + 2.50%	273,087
		8,358,916
	Information Technology (0.5%)
1,237,500	BMC Software Finance, Inc. "
	5.895%, 10/02/25
	1 mo. LIBOR + 4.25%	1,221,270
1,300,000	Camelot U.S. Acquisition 1 Co. "
	4.895%, 10/31/26
	1 mo. LIBOR + 3.25%	1,308,938
405,795	CDW, LLC "
	3.400%, 10/13/26
	1 mo. LIBOR + 1.75%	408,417
1,315,823	VFH Parent LLC "
	5.263%, 03/01/26
	1 mo. LIBOR + 3.50%	1,322,408
		4,261,033
	TOTAL BANK LOANS
	(Cost $55,503,767)	54,639,726
NUMBER OF
SHARES		VALUE
CONVERTIBLE PREFERRED STOCKS (15.3%)
	Consumer Staples (0.4%)
39,120	Energizer Holdings, Inc.
	7.500%, 01/15/22	3,890,093
	Energy (0.4%)
	NuStar Energy, LP"
67,620	7.625%, 06/15/22
	3 mo. USD LIBOR + 5.64%	1,537,003
40,095	8.500%, 12/15/21
	3 mo. USD LIBOR + 6.77%	990,346
47,000	NuStar Logistics, LP"
	8.565%, 01/15/43
	3 mo. USD LIBOR + 6.73%	1,244,090
		3,771,439
	Financials (2.3%)
35,400	Assurant, Inc.
	6.500%, 03/15/21	4,548,900
5,000	Bank of America Corp.""
	7.250%	7,863,500
4,800	Wells Fargo & Company""
	7.500%	7,418,688
		19,831,088
	Health Care (1.8%)
118,000	Becton Dickinson and Company
	6.125%, 05/01/20	7,734,900
6,505	Danaher Corp.
	4.750%, 04/15/22	7,943,515
		15,678,415
NUMBER OF
SHARES		VALUE
Industrials (2.3%)
11,880	Fortive Corp.
	5.000%, 07/01/21	$ 11,447,568
80,725	Stanley Black & Decker, Inc.
	5.250%, 11/15/22	8,475,318
19,922,886
	Information Technology (2.0%)
15,045	Broadcom, Inc.^
	8.000%, 09/30/22	17,280,687
	Real Estate (1.1%)
7,300	Crown Castle International Corp.
	6.875%, 08/01/20	9,715,132
	Utilities (5.0%)
148,920	American Electric Power
	Company, Inc.
	6.125%, 03/15/22	8,637,360
104,300	CenterPoint Energy, Inc. (Warner
	Media, LLC, Charter
	Communications Time, Inc.)§**
	4.516%, 09/15/29	6,324,074
54,665	Dominion Energy, Inc.
	7.250%, 06/01/22	5,998,390
74,895	DTE Energy Company
	6.250%, 11/01/22	3,839,867
151,240	NextEra Energy, Inc.
	4.872%, 09/01/22	8,262,241
	Sempra Energy
42,200	6.750%, 07/15/21	5,276,688
38,750	6.000%, 01/15/21	4,906,138
		43,244,758
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $125,101,321)	133,334,498

COMMON STOCKS (4.3%)

	Communication Services (0.0%)
7,495	Cumulus Media, Inc. - Class A#	104,930
	Energy (0.9%)
2,010	Chevron Corp.	215,351
64,000	Energy Transfer, LP	805,760
69,790	Enterprise Products Partners, LP	1,798,488
14,650	GasLog, Ltd.	94,932
19,280	Magellan Midstream Partners,
	LP~	1,183,406
7,475	Schlumberger, Ltd.	250,487
378,369	Southwestern Energy Company^#	594,039
28,085	Targa Resources Corp.^	1,025,103
39,465	Tidewater, Inc.#	599,079
53,601	Transocean, Ltd.^#	244,421
16,409	Weatherford International, PLC^#	467,657
9,185	Williams Companies, Inc.^	190,038
		7,468,761
	Financials (0.1%)
17,300	American International Group, Inc.	869,498
	Health Care (3.3%)
97,157	Allergan, PLC	18,133,382

See accompanying Notes to Schedule of Investments

3/2/2020 11:40 AM

Calamos Convertible and High Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2020 (UNAUDITED)

NUMBER OF
SHARES		VALUE
165,000	Gilead Sciences, Inc.~	$ 10,428,000
		28,561,382
	TOTAL COMMON STOCKS
	(Cost $61,052,253)	37,004,571
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT		VALUE
PURCHASED OPTIONS (0.5%) #
	Consumer Discretionary (0.2%)
375	Alibaba Group Holding, Ltd.
7,747,125	Call, 06/19/20, Strike $220.00	395,625
41	Amazon.com, Inc.
8,235,752	Call, 01/15/21, Strike $1,900.00	1,148,820
	Tesla, Inc.
170
11,059,690	Put, 03/20/20, Strike $450.00	53,975
115
7,481,555	Put, 03/20/20, Strike $500.00	74,750
		1,673,170
	Financials (0.0%)
3,000	Wells Fargo & Company
14,082,000	Call, 01/15/21, Strike $55.00	274,500
	Information Technology (0.3%)
155	Lam Research Corp.
4,622,255	Call, 01/15/21, Strike $300.00	590,938
1,445	Micron Technology, Inc.
7,671,505	Call, 06/19/20, Strike $57.50	549,100
395	Servicenow, Inc.
13,360,085	Call, 08/21/20, Strike $340.00	1,362,750
		2,502,788
	TOTAL PURCHASED OPTIONS
	(Cost $5,915,628)	4,450,458
NUMBER OF
SHARES		VALUE
SHORT TERM INVESTMENTS (4.2%)
18,156,823	Fidelity Prime Money Market Fund
	- Institutional Class, 1.660%***	18,165,902
18,052,468	Morgan Stanley Institutional
	Liquidity Funds - Government
	Portfolio, 1.480%***	18,052,468
	TOTAL SHORT TERM
	INVESTMENTS
	(Cost $36,217,247)	36,218,370
TOTAL INVESTMENTS (149.4%)
(Cost $1,301,708,867)		1,298,427,736
MANDATORY REDEEMABLE PREFERRED
SHARES, AT LIQUIDATION VALUE (-12.7%)		(110,000,000)
LIABILITIES, LESS OTHER ASSETS¡ (-36.7%)		(318,995,554)
NET ASSETS (100.0%)		$869,432,182
NUMBER OF
CONTRACTS/
NOTIONAL
AMOUNT	VALUE

WRITTEN OPTION (-0.1%) #

	Consumer Discretionary (-0.1%)
150	Tesla, Inc.
9,758,550	Call, 03/20/20, Strike $600.00
	(Premium $413,726)	$(1,171,500)

NOTES TO SCHEDULE OF INVESTMENTS

µSecurity, or portion of security, is held in a segregated

account as collateral for note payable aggregating a total value of $74,649,404.

*Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^Security, or portion of security, is on loan.

@In default status and considered non-income producing.

"Variable rate security. The rate shown is the rate in effect at January 31, 2020.

~Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $4,576,023.

!This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

""Perpetual maturity.

§Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

**Step coupon security. Coupon changes periodically based

upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2020.

#Non-income producing security.

***The rate disclosed is the 7 day net yield as of January 31, 2020.

¡As of January 31, 2020, the value of unfunded loan commitments was $220,147 for the Fund. See Notes to Schedule of Investments.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown. Bank loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown.

See accompanying Notes to Schedule of Investments

3/2/2020 11:40 AM

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Convertible and High Income Fund (the "Fund") was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.

The Fund's investment strategy is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and below investment grade (high yield) non-convertible debt securities and under normal circumstances, the Fund will invest at least 20% of its managed assets in convertible securities and at least 20% of its managed assets in below investment grade (high yield/high risk) non-convertible debt securities. The Fund invests in securities with a broad range of maturities. The average term to maturity of the Fund's securities typically will range from five to ten years. "Managed assets" means the Fund's total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund's investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value ("NAV"). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, bank loans, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Each security trading on these exchanges or in over-the- counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund's pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund's net asset value ("NAV").

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at January 31,

2020 was as follows*:

Cost basis of investments	$1,278,733,041
Gross unrealized appreciation	82,336,469
Gross unrealized depreciation	(63,813,274)
Net unrealized appreciation (depreciation)	$18,523,195

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 4,400,000 mandatory redeemable preferred shares ("MRPS") with an aggregate liquidation preference of $110.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations. .

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at January 31, 2020.

	Term
Series	Redemption Date	Dividend Rate	Shares (000's)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	1,460	$25	$36,500,000
Series B	9/06/24	4.00%	1,460	$25	$36,500,000
Series C	9/06/27	4.24%	1,480	$25	$37,000,000
				Total	$110,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated "AA" by Fitch Ratings, Inc. ("Fitch"). If on the first day of a monthly dividend period the MRPS of any class are rated lower than "A" by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS' dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in "Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares" within the Statement of Operations.

The MRPS rank junior to the Fund's borrowings under the SSB Agreement and senior to the Fund's outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the "OC Test") and an asset coverage test with respect to its outstanding senior securities (the "AC Test"). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund's governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.